Share-Based Payments (Details 1) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding
Outstanding at January 1, 2017	2,101,428
Granted	733,200
Exercised	(258,455)
Expired	(89,731)
Forfeited	(633,051)
Outstanding at December 31, 2017	1,853,391	2,101,428
Vested and expected to be vested as of December 31, 2017	1,853,391
Options exercisable at December 31, 2017 (vested)	1,662,591
Weighted Average Exercise Price
Outstanding at January 1, 2017	$ 2.42
Granted	4.34
Exercised	1.83
Expired	3.22
Forfeited	2.81
Outstanding at December 31, 2017	3.20	$ 2.42
Vested and expected to be vested as of December 31, 2017	3.20
Options exercisable at December 31, 2017 (vested)	$ 3.19
Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2017	2 years 11 months 27 days	4 years 7 months 2 days
Vested and expected to be vested as of December 31, 2017	2 years 11 months 27 days
Options exercisable at December 31, 2017 (vested)	4 years 4 months 17 days
Aggregated Intrinsic Value
Outstanding at December 31, 2017	$ 0.02
Vested and expected to be vested as of December 31, 2017	0.02
Options exercisable at December 31, 2017 (vested)	$ 0.03